Segment Information -- Allocation of revenue and expenses (Details) (10-Q) - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	16 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Oct. 31, 2015
Non-core [Member]
Segment Reporting Information [Line Items]
Increase (Decrease) Interest Expense Due to Change in Debt Allocation		$ (1,500)	$ (4,500)		$ (5,100)
Residential Portfolio Segment [Member]
Segment Reporting Information [Line Items]
Increase (Decrease) Interest Expense Due to Change in Debt Allocation		(4,400)	(13,400)		(15,700)
Consumer and Insurance Segment [Member]
Segment Reporting Information [Line Items]
Increase (Decrease) Interest Expense Due to Change in Debt Allocation		$ 5,900	$ 17,900		$ 20,800
Real Estate and Other Segments [Member]
Segment Reporting Information [Line Items]
Unsecured debt allocation percentage	100.00%			100.00%		100.00%
Minimum [Member] | Real Estate and Other Segments [Member]
Segment Reporting Information [Line Items]
Unsecured debt allocation percentage						83.00%
Maximum [Member] | Real Estate and Other Segments [Member]
Segment Reporting Information [Line Items]
Unsecured debt allocation percentage						100.00%
Total Average Unsecured Debt Allocation [Member] | Consumer and Insurance Segment [Member]
Segment Reporting Information [Line Items]
Unsecured debt allocation percentage						100.00%
Total Average Unsecured Debt Allocation [Member] | Minimum [Member] | Consumer and Insurance Segment [Member]
Segment Reporting Information [Line Items]
Unsecured debt allocation percentage						83.00%
Total Average Unsecured Debt Allocation [Member] | Maximum [Member] | Consumer and Insurance Segment [Member]
Segment Reporting Information [Line Items]
Unsecured debt allocation percentage						100.00%